Short-term Investments	12 Months Ended
Dec. 31, 2025
Investments [Abstract]
Short-term Investments

3. Short-term Investments

The Company had no held-to-maturity investments as of December 31, 2024. A summary of the Company’s held-to-maturity investments as of December 31, 2025 consisted of the following (in thousands):

	Year Ended December 31, 2025
	Amortized Cost	Unrealized Gains	Unrealized Losses	Fair Value
U.S. Treasury securities - mature April 2026	$47,745	$32	$—	$47,777
Total	$47,745	$32	$—	$47,777

There is no allowance for credit losses in short-term investments at December 31, 2025.